Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade accounts receivable
Total trade accounts receivable	$ 3,645	$ 5,103
Customer contract liabilities - current	83	125
Total customer contract liabilities	83	125
Deferred revenue
Total deferred revenue	5
Semiconductors Segment
Trade accounts receivable
Total trade accounts receivable	3,645	5,103
Deferred revenue
Total deferred revenue	$ 5